SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)		6 Months Ended
	Jul. 05, 2017	Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
FDIC insurance uninsured amount		$ 250,000
Stock repurchased and forfeited shares during the period	85,475	85,475